Bingham McCutchen LLP
150 Federal Street
Boston, Massachusetts 02110
February 14, 2008
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Legg Mason Partners Variable Income Trust (on behalf of its series, Legg Mason Partners Variable Adjustable Rate Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Money Market Portfolio and Legg Mason Partners Variable Government Portfolio)
(File Nos. 33-40603 and 811-06310)

Ladies and Gentlemen:
     On behalf of our client, Legg Mason Partners Variable Income Trust (the “Registrant”), we are hereby filing Post-Effective Amendment No. 45 (the “Amendment”) to the Registrant’s Registration Statement, relating solely to its series Legg Mason Partners Variable Adjustable Rate Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Money Market Portfolio and Legg Mason Partners Variable Government Portfolio, on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended (the “Securities Act”).
     The Amendment is being filed pursuant to Rule 485(b) under the Securities Act, and is to be effective on February 28, 2008, for the purpose of including financial statements of certain series of the Registrant and for making various other changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.
     In addition, the filing responds to the Staff’s comments regarding Post-Effective Amendment No. 42 to the Registration Statement, relating to Legg Mason Partners Variable Adjustable Rate Income Portfolio and Legg Mason Partners Variable High Income Portfolio (each, a “Fund”). The Staff’s comments were conveyed to us by Mr. Michael Kosoff via telephone on January 14, 2008. Changes made in response to the Staff’s comments have been reflected in the Amendment.

     Mr. Kosoff’s comments and the Registrant’s responses thereto are set forth below.
A. Prospectus Comments
Legg Mason Partners Variable Adjustable Rate Income Portfolio
1. Comment: Please use the term “junk bonds” in connection with the first reference to securities rated below investment grade in the “Principal investment strategies” section.
Response: The Registrant has made the requested revision to the “Principal investment strategies” section to use the term “junk bonds” in connection with the first reference to securities rated below investment grade.
2. Comment: In the “Principal investment strategies” section, please disclose whether the Fund may engage in active and frequent trading to achieve its investment strategies, as required by Item 4(b)(1), Instruction 7 of Form N-1A.
Response: The Registrant advises that the disclosure required by Item 4(b)(1), Instruction 7 of Form N-1A currently appears under the heading “Portfolio turnover” in the “More on the fund’s investments” section.
3. Comment: Please clarify supplementally whether the government securities referred to in the “Principal investment strategies” section are actually government securities or whether that term refers to securities issued by government-sponsored entities, such as Fannie Mae and Freddie Mac. If the term refers to securities issued by government-sponsored entities, please so disclose in the “Principal investment strategies” and “Principal risks of investing in the fund” sections and add relevant discussion in the “More on the fund’s investments” section.
Response: The Registrant supplementally advises the Staff that government securities referred to in the “Principal investment strategies” section refers to securities issued or guaranteed by the full faith and credit of the United States, as well as securities issued by any agency, authority or instrumentality of the United States government, which are not necessarily backed by the full faith and credit of the United States government. The Registrant has revised the “Principal investment strategies” and “Principal risks of investing in the fund” sections to clarify that government securities may be issued or guaranteed by the United States government or may be issued or guaranteed by agencies, authorities or instrumentalities of the United States government (which securities are not necessarily backed by the full faith and credit of the United States government). The Registrant has also included additional disclosure on government securities in the “More on the fund’s investments” section.
4. Comment: Please confirm supplementally whether derivatives transactions are a principal strategy or risk.

Response: The Registrant supplementally confirms that the Fund’s use of derivatives may be deemed a principal strategy and risk from time to time. Accordingly, the Registrant has included disclosure relating to the Fund’s use of derivatives in the “Principal investment strategies” and “Principal risks of investing in the fund” sections.
5. Comment: Please include “market risk” as a principal risk in the “Principal risks of investing in the fund” section.
Response: The Registrant believes that “market risk” is a concept that encompasses several specific risks, including interest rate risk, credit risk and currency risk. The Registrant believes that the “Principal risks of investing in the fund” section already addresses the relevant elements of market risk, as well as other principal risks that may affect the value of the Fund’s securities. However, in response to the Staff’s comment, the Registrant has added a discussion of general market risk, as well.
6. Comment: In the discussion of government securities in the “Principal risks of investing in the fund” section, please reconcile the ambiguity regarding whether government securities are all guaranteed by the United States government.
Response: The Registrant has revised the “Principal risks of investing in the fund” section to clarify that government securities refers to securities issued or guaranteed by the full faith and credit of the United States, as well as securities issued by any agency, authority or instrumentality of the United States government, which are not necessarily backed by the full faith and credit of the United States government.
7. Comment: Please move a portion of the disclosure relating to junk bonds from the “Principal investment strategies” section to the discussion in the “Principal risks of investing in the fund” section.
Response: The Registrant believes that investors may benefit from the highlighting of certain risks of junk bonds under the heading “Credit quality” in the “Principal investment strategies” section. In addition, a description of the risks relating to junk bonds is included in the “Principal risks of investing in the fund” section. In response to the Staff’s comment, the Registrant has revised the disclosure in the “Principal risks of investing in the fund” section to emphasize the credit risks that are particularly relevant to lower rated (or junk) bonds.
8. Comment: Please include the required line item disclosure for acquired fund fees and expenses, if applicable, as required by Item 3, Instruction 3(f)(i) of Form N-1A in the Fee table.

Response: The Registrant confirms that line item disclosure for acquired fund fees and expenses is not required in this instance.
9. Comment: Please disclose the positions held by Messrs. S. Kenneth Leech, Stephen A. Walsh and James J. Flick and Ms. Andrea A. Mack at Western Asset Management Company for the last five years in the “Portfolio managers” section.
Response: The Registrant has made the requested revision to the “Portfolio managers” section to indicate that Messrs. S. Kenneth Leech, Stephen A. Walsh and James J. Flick and Ms. Andrea A. Mack have served in the capacity of portfolio managers at Western Asset Management Company for the last five years.
10. Comment: With respect to the definition of “Round Trips” in the “Frequent purchases and redemptions of fund shares” section, please explain supplementally what is considered to be a “similar number of shares.”
Response: The Registrant supplementally advises that the Registrant has not formally quantified or defined the term “similar number of shares,” but instead considers this to be a determination best made after a review of the facts and circumstances of a particular transaction. However, as a general matter, it is likely that share numbers differing by more than one order of magnitude would not be considered to be similar.
Legg Mason Partners Variable High Income Portfolio
1. Comment: Please include “market risk” as a principal risk in the “Principal risks of investing in the fund” section.
Response: The Registrant believes that “market risk” is a concept that encompasses several specific risks, including interest rate risk, credit risk and currency risk. The Registrant believes that the “Principal risks of investing in the fund” section already addresses the relevant elements of market risk, as well as other principal risks that may affect the value of the Fund’s securities. However, in response to the Staff’s comment, the Registrant has added a discussion of general market risk, as well.
2. Comment: In the description of risks related to foreign securities in the “Principal risks of investing in the fund” section, please emphasize the risks associated with foreign currencies and securities denominated in foreign currencies.
Response: The Registrant advises that disclosure relating to the risks associated with foreign currencies and securities denominated in foreign currencies is included in the “Principal risks of investing in the fund” section. In response to the Staff’s comment, the Registrant has revised this disclosure to emphasize that this risk relates to investments in foreign securities.

3. Comment: Please move a portion of the disclosure relating to junk bonds from the “Principal investment strategies” section to the discussion in the “Principal risks of investing in the fund” section.
Response: The Registrant believes that investors may benefit by highlighting some of the risks of junk bonds under the heading “Credit quality” in the “Principal investment strategies” section. In addition, a description of the risks relating to junk bonds is included in the “Principal risks of investing in the fund” section. In response to the Staff’s comment, the Registrant has revised the disclosure in the “Principal risks of investing in the fund” section to emphasize the credit risks that are particularly relevant to lower rated (or junk) bonds.
4. Comment: Please expand the Item 4 disclosure to include the risk that investors of certain types of securities may end up holding assets underlying those securities. Further, if the Item 4 disclosure relating to mortgage securities and warrants are principal risks, please list them in the Item 2 disclosure risks as well.
Response: In response to the Staff’s comment, the Registrant has expanded the Item 4 disclosure to describe the risk that the Fund could, under certain circumstances, end up holding assets underlying certain types of securities. Further, the Registrant confirms that mortgage securities and warrants are not principal investment strategies of the Fund. Therefore, the Fund has not expanded the Item 2 disclosure of risks to explicitly address such securities.
5. Comment: Please specifically mention the term “emerging markets” in the discussion of principal risks in the “Principal risks of investing in the fund” section.
Response: The Registrant has made the requested revision to specifically mention the term “emerging markets” in the “Principal risks of investing in the fund” section.
6. Comment: Please explain supplementally whether both indices listed in the Average Annual Returns Table in the “Performance information” section are to serve as benchmarks or whether one replaces the other.
Response: The Registrant supplementally advises that on September 24, 2007, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index replaced the Citigroup High Yield Market 7-10 Year Index as the Fund’s benchmark. The Registrant draws the Staff’s attention to the description of the benchmark change in footnote 2 to the Average Annual Total Returns Table.
7. Comment: Please confirm supplementally that the index serving as the Fund’s new benchmark, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index, is an

“appropriate broad-based securities market index,” consistent with Item 2(c)(2)(iii) of Form N-1A.
Response: The Registrant supplementally confirms that the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an appropriate broad-based securities market index, consistent with Item 2(c)(2)(iii) of Form N-1A and, as referenced therein, with Instruction 5 to Item 22(b)(7).
8. Comment: Please confirm supplementally why the index serving as the Fund’s new benchmark, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index, is not misleading, given that it only relates to United States issuers.
Response: The Registrant supplementally confirms that the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an appropriate benchmark for the Fund. While the Fund has considerable flexibility to invest in foreign securities, it is currently expected that any such investments would be primarily used strategically to guard against declines in the U.S. dollar. Therefore, under normal circumstances, the Fund expects to be significantly invested in securities of United States issuers. Consequently, the Registrant believes the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index to be an appropriate benchmark for the Fund.
9. Comment: Please explain what the 2% issuer cap component of the index serving as the Fund’s new benchmark, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index, refers to.
Response: The Registrant advises the Staff that Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is comprised of the same issuers as the uncapped Lehman Brothers U.S. Corporate High Yield Index. However, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index limits issuer exposures to a maximum of 2% and redistributes the excess market value index-wide on a pro rata basis. The Registrant believes that the issuer-capped index is more reflective of the Fund’s investment strategy than the uncapped index.
10. Comment: Please include in the Fee table the required line item disclosure for acquired fund fees and expenses, if applicable, as required by Item 3, Instruction 3(f)(i) of Form N-1A.
Response: The Registrant confirms that line item disclosure for acquired fund fees and expenses is not required in this instance.
11. Comment: Please explain more clearly the two subadviser structure in the “Manager and subadvisers” section. For instance, please describe how the assets of the Fund are divided between the two subadvisers of the Fund.

Response: The Fund has two subadvisers, Western Asset Management Company (“WAM”) and Western Asset Management Company Limited (“WAML”). WAM is generally allocated management of U.S. dollar denominated assets of the Fund, whereas WAML is generally allocated management of non-U.S. dollar denominated assets of the Fund. In response to the Staff’s comment, the Registrant has revised the “Manager and subadvisers” section to explain the respective roles of the subadvisers.
12. Comment: Please disclose the positions held by Messrs. S. Kenneth Leech, Stephen A. Walsh, Keith J. Gardner and Detlev S. Schlichter at Western Asset Management Company for the last five years in the “Portfolio managers” section.
Response: The Registrant has made the requested revision to the “Portfolio managers” section to indicate that by Messrs. S. Kenneth Leech, Stephen A. Walsh, Keith J. Gardner and Detlev S. Schlichter have served in the capacity of portfolio managers at Western Asset Management Company for the last five years.
13. Comment: With respect to the definition of “Round Trips” in the “Frequent purchases and redemptions of fund shares” section, please explain supplementally what is considered to be a “similar number of shares.”
Response: The Registrant supplementally advises that the Registrant has not formally quantified or defined the term “similar number of shares,” but instead considers this to be a determination best made after a review of the facts and circumstances of a particular transaction. However, as a general matter, it is likely that share numbers differing by more than one order of magnitude would not be considered to be similar.
B. Statement of Additional Information Comments
1. Comment: Please confirm supplementally that, with respect to a recipient of information acting under a duty of confidentiality, such duty includes a duty not to trade on material non-public information.
Response: The Registrant supplementally confirms to the Staff that, pursuant to its policy and procedures relating to the disclosure of portfolio holdings, the duty of confidentiality applicable to an ongoing relationship under which such information may be disclosed presumes a duty not to trade upon any non-public information provided on behalf of the fund.
2. Comment: Please discuss in greater detail the structure of the portfolio managers’ compensation, per Item 15(b) of Form N-1A, specifically where compensation is based, at least in part, on performance, which benchmarks are used to measure performance and the length of the period over which performance is measured.

Response: In response to the Staff’s comment, the Registrant has revised the “Compensation of Portfolio Managers” section to provide additional information on the structure of the portfolio managers’ compensation.
C. General Comment
1. Comment: Consistent with the current practice of the Staff, the Registrant should furnish a “Tandy” letter.
Response: In response to the Staff’s request, a “Tandy” letter from the Registrant containing certain acknowledgements requested by the Staff accompanies this letter.
     If you should have any further questions, please do not hesitate to contact the undersigned (617-951-8267) or Mana Behbin (202-373-6599).

Sincerely,
/s/ Barry N. Hurwitz
Barry N. Hurwitz

Legg Mason Partners Variable Income Trust
125 Broad Street
New York, NY 10004
February 14, 2008
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Legg Mason Partners Variable Income Trust (on behalf of its series, Legg Mason Partners Variable Adjustable Rate Income Portfolio and Legg Mason Partners Variable High Income Portfolio) (File Nos. 33-40603 and 811-06310)

Ladies and Gentlemen:
          In connection with its review of the Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A for Legg Mason Partners Variable Income Trust (the “Registrant”), relating solely to its series Legg Mason Partners Variable Adjustable Rate Income Portfolio and Legg Mason Partners Variable High Income Portfolio, as filed with the Commission on November 30, 2007, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

(a)	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely, Legg Mason Partners Variable Income Trust
By:	/s/ Rosemary D. Emmens
	Name:	Rosemary D. Emmens
	Title:	Assistant Secretary